Advance Capital I, Inc.
One Towne Square, Suite 444
Southfield, MI 48076

May 2, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Washington, D.C.  20549-4720

Re:  Advance Capital I, Inc. Funds (the "Registrant")
     - Rule 497 filing and certification
     (File No. 33-13754; File No. 811-05127)

Ladies and Gentlemen:

     Pursuant to Rule 497(j), this letter will certify that the forms of Prospectus and Statement of Additional
Information that would have been filed under Rule 497(c) under the Securities Act of 1933, as amended, by the Registrant would not have differed from that contained in Post-Effective Amendment No. 42, which was electronically filed on April 27, 2012, and became effective on April 30, 2012.
Please contact the undersigned should you have any questions.


Sincerely,

/s/ Kathy J. Harkleroad

Kathy J. Harkleroad
Secretary of the Registrant